Fair value (Details) - Schedule of reconciliation of fair value of the unquoted equities - Level 3 [Member] - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Fair value (Details) - Schedule of reconciliation of fair value of the unquoted equities [Line Items]
Balance at the beginning of the period / year	$ 6,748	$ 5,794
Purchases		1,503
Total losses recognized in OCI	35	(549)
Balance at the end of the period / year	$ 6,783	$ 6,748